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Van Eck Global
(Plus Logo)

                                                                  March 30, 1998


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, DC 20549

        Re:  Van Eck/Chubb Funds, Inc.
             1933 Act File No. 33-14737
             1940 Act File No. 811-5155

Dear Sir or Madam:

        On behalf of Van Eck/Chubb Funds, Inc. (the "Registrant"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that : (i) the Proxy Statement/Prospectus dated March 20, 1998 with respect to the Registrant's Van Eck/Chubb Global Income Fund that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Proxy Statement/Prospectus contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-14 under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA#1"), which was filed on March 30, 1998; and (ii) the text of PEA#1 has been filed electronically.

        If you should have questions regarding this filing, please call the undersigned at (212) 293-2141.

Very truly yours,


                                                /s/ Susan I. Grant
                                                Susan I. Grant
                                                Assistant Secretary

99 Park Avenue New York, NY 10016    Tel: (212) 687-5200    Fax: (212) 687-5248